RELATED PARTIES TRANSACTIONS - Amounts Due to Related Parties (Details) $ in Thousands	1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022 vessel	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) carrier subsidiary
Related Party Transaction [Line Items]
Debt guarantees, number of subsidiaries | subsidiary					2
Debt guarantees, number of carriers | carrier					2
Related party transactions		$ (612)	$ 3,460	$ 417	$ 1,141
Related Party
Related Party Transaction [Line Items]
Debt guarantees, number of subsidiaries | subsidiary					2
Debt guarantees, number of carriers | carrier					2
Maximum borrowing capacity					$ 25,000
Interest rate					5.00%
Annual commitment fee					0.50%
Related Party | QPSL
Related Party Transaction [Line Items]
Balances due to QPSL and its affiliates				294	$ 757
Ship management fees revenue
Related Party Transaction [Line Items]
Related party transactions		(1,342)	(2,030)	0	$ (455)
Ship management fees revenue | QPSL
Related Party Transaction [Line Items]
Management services, number of vessels | vessel	4
Debt guarantee compensation
Related Party Transaction [Line Items]
Related party transaction rate					0.50%
Guarantor obligations, maximum exposure, undiscounted					$ 176,700
Related party transactions		$ 0	$ 837	$ 0	$ 169